RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14           RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party. During the year ended December 31, 2013, $100,000 of the amount due was paid in cash, and $116,000 accrued to deferred compensation.  On December 9, 2013, the Company issued five million (5,000,000) shares of common stock to our Chief Executive Officer  to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of issuance.

During the twelve month period ended December 31, 2012, all 100,000 outstanding shares of the Series G Convertible Preferred that were previously issued to Mr. Leopold in August 2009 were cancelled at the request of and consent of Mr. Leopold, the sole shareholder of the class.  Subsequent to the cancellation of said shares, a Certificate of Elimination of the Series G Convertible Preferred Stock was filed with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Articles of Incorporation.

During the twelve month period ended December 31, 2013, director Fred Michini was paid $10,000 in director fees, which was paid as 277,778 shares of stock valued at the closing market price of our common stock on the date of issuance.

NOTE 15           RELATED PARTY TRANSACTIONS

In August 2009, the Board of Directors approved and the Company executed a management agreement with The PAN Network (“PAN”), a private business management and consulting company wholly-owned by the Company’s Chief Executive Officer.  The agreement is in consideration of $18,000 per month, and calls for PAN to provide (a) office and board room space, including reception, utilities, landline phone/fax, computers, copiers, projectors, and miscellaneous services; (b) financial services, including accounting, corporate filing and bookkeeping; (c) project and administrative services; (d) resource targeting, acquisition, development and management services; (e) marketing services, communications, marketing materials management, and writing services; (f) strategic planning, milestone management and critical path analysis; and (g) online services, including web site hosting, web site design, web site maintenance, and email services.   The agreement includes Mr. Leopold’s salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid.  The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party. During the year ended December 31, 2013, $100,000 of the amount due was paid in cash, and $116,000 accrued to deferred compensation.  On December 9, 2013, the Company issued five million (5,000,000) shares of common stock to our Chief Executive Officer  to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of issuance.

During the twelve month period ended December 31, 2012, all 100,000 outstanding shares of the Series G Convertible Preferred that were previously issued to Mr. Leopold in August 2009 were cancelled at the request of and consent of Mr. Leopold, the sole shareholder of the class.  Subsequent to the cancellation of said shares, a Certificate of Elimination of the Series G Convertible Preferred Stock was filed with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Articles of Incorporation.

During the twelve month period ended December 31, 2013, director Fred Michini was paid $10,000 in director fees, which was paid as 277,778 shares of stock valued at the closing market price of our common stock on the date of issuance.